Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Term for amortization using straight line method of acquiring cost of land held under operating lease	30 years
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Term for amortization using straight line method of acquiring cost of land held under operating lease	70 years
Components related to overhaul costs [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	P3Y
Components related to overhaul costs [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	P12Y